ABOUT THESE CONSOLIDATED FINANCIAL STATEMENTS - Functional and presentation currency (Details) - ZAR (R)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Foreign exchange rates [abstract]
Spot rate at year end	16.27	14.27	17.32
Average prevailing rate for the financial year	15.21	15.40	15.66